Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDAR ($M) (4)

					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2024	$6,939,253	$18,696,908	$2,493,471	$4,440,157	$106	$94	$300	$659

Company Selected Measure Name	Adjusted EBITDAR
Named Executive Officers, Footnote	Reflects compensation for our CEO, Marty Bonick, who served as our Principal Executive Officer ("PEO") in 2024. Reflects compensation for Alfred Lumsdaine, Stephen C. Petrovich, David Schultz and Ethan Chernin in 2024, as shown in the Summary Compensation Table above.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the S&P Health Care Index. TSR calculation assumes an initial investment of $100 at the market close of
July 18, 2024, the date our stock commenced trading on the NYSE. Data for the S&P Health Care Index assumes reinvestment of dividends.

PEO Total Compensation Amount	$ 6,939,253
PEO Actually Paid Compensation Amount	$ 18,696,908
Adjustment To PEO Compensation, Footnote	To calculate "compensation actually paid" for our CEO and other NEOs the following adjustments were made to Summary
Compensation Table total pay for the year ended December 31, 2024.

Adjustments	PEO	Other NEOs

Summary Compensation Table Total	$6,939,253	$2,493,471
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(4,520,268)	(1,327,397)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	—	—
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	16,083,689	3,406,334
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	—	20,597
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	—	—
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	194,234	(4,130)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	—	(148,718)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	—	—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	—	—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	—
Addition for the Service Cost attributable to services rendered during the FY	—	—
Compensation Actually Paid	$18,696,908	$4,440,157

Non-PEO NEO Average Total Compensation Amount	$ 2,493,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,440,157
Adjustment to Non-PEO NEO Compensation Footnote	To calculate "compensation actually paid" for our CEO and other NEOs the following adjustments were made to Summary
Compensation Table total pay for the year ended December 31, 2024.

Adjustments	PEO	Other NEOs

Summary Compensation Table Total	$6,939,253	$2,493,471
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(4,520,268)	(1,327,397)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	—	—
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	16,083,689	3,406,334
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	—	20,597
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	—	—
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	194,234	(4,130)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	—	(148,718)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	—	—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	—	—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	—
Addition for the Service Cost attributable to services rendered during the FY	—	—
Compensation Actually Paid	$18,696,908	$4,440,157

Tabular List, Table	Adjusted EBITDAR 2.Adjusted EBITDAR margin 3.Net revenue
Total Shareholder Return Amount	$ 106
Peer Group Total Shareholder Return Amount	94
Net Income (Loss)	$ 300
Company Selected Measure Amount	659
PEO Name	Marty Bonick
Additional 402(v) Disclosure	The Company-selected measure is Adjusted EBITDAR, as defined in the "Supplemental Non-GAAP Valuation Measure" section in the Company’s
Annual Report on Form 10-K filed with the SEC for the year ended December 31, 2024.
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the closing stock price on the relevant measurement date. Performance stock units subject to non-market-based conditions are valued based on revised assumptions of the probable payout on the applicable measurement dates and the closing stock price on that date. Profits interest units or stock options are valued using a Black-Scholes model.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAR margin
Measure:: 3
Pay vs Performance Disclosure
Name	Net revenue
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,520,268)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,083,689
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,234
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Increase In Fair Value Of Option Awards Or SARS Modification [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Change In Pension Value And Nonqualified Deferred Compensation Earnings Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,327,397)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,406,334
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,597
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,130)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,718)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Increase In Fair Value Of Option Awards Or SARS Modification [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Change In Pension Value And Nonqualified Deferred Compensation Earnings Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0